Leases (Details) - Schedule of Lease Expenses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating lease cost
Lease expenses	$ 94,835
Lease expenses – short-term	1,404	77,751	65,580
Total lease expenses	$ 96,239	$ 77,751	$ 65,580